Paradigm Value Fund
	Schedule of Investments
	September 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
109,600	A10 Networks, Inc.	$ 1,989,240
40,000	Extreme Networks, Inc. *	826,000
		2,815,240	5.90%

Computer Peripheral Equipment, NEC
80,000	Xerox Holdings Corporation	300,800	0.63%

Dental Equipment & Supplies
60,000	Dentsply Sirona, Inc.	761,400	1.60%

Electrical Work
6,100	EMCOR Group Inc.	3,962,194	8.30%

In Vitro & In Vivo Diagnostic Substances
31,200	QuidelOrtho Corporation *	918,840	1.93%

Industrial Organic Chemicals
17,500	Sensient Technologies Corporation	1,642,375	3.44%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,095,625	2.30%

Measuring & Controlling Devices, NEC
4,000	Onto Innovation Inc. *	516,880	1.08%

National Commercial Banks
32,000	First Merchants Corporation	1,206,400
9,000	National Bank Holdings Corporation - Class A	347,760
		1,554,160	3.26%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
40,000	Enovis Corporation *	1,213,600	2.54%

Printed Circuit Boards
4,000	Jabil, Inc.	868,680	1.82%

Retail - Apparel & Accessory Stores
40,000	Zumiez, Inc. *	784,400	1.64%

Retail - Catalog & Mail-Order Houses
4,000	Insight Enterprises, Inc. *	453,640	0.95%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,156,636	2.42%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)	1,812,544
11,700	Qorvo, Inc. *	1,065,636
		2,878,180	6.03%

Services - Business Services, NEC
5,900	Concentrix Corporation	272,285
200,000	Conduent Incorporated *	560,000
		832,285	1.74%

Services - Health Services
20,000	Pennant Group, Inc. *	504,400	1.06%

Services - Help Supply Services
35,200	Kforce Inc.	1,055,296	2.21%

Services - Home Health Care Services
17,800	Addus HomeCare Corporation *	2,100,222	4.40%

Services - Medical Laboratories
27,700	RadNet, Inc. *	2,111,017	4.42%

Services - Prepackaged Software
6,666	Consensus Cloud Solutions, Inc. *	195,780	0.41%

Services - Services, NEC
100,000	Enviri Corporation *	1,269,000	2.66%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	1,036,620	2.17%

Special Industry Machinery (No Metalworking Machinery)
3,200	Kadant Inc.	952,256	2.00%

Special Industry Machinery, NEC
26,800	Azenta, Inc. *	769,696
30,000	Veeco Instruments Inc. *	912,900
		1,682,596	3.53%

State Commercial Banks
6,000	Banner Corporation	393,000
22,000	Renasant Corporation	811,580
		1,204,580	2.52%

Surgical & Medical Instruments & Apparatus
80,000	Integra LifeSciences Holdings Corporation *	1,146,400
80,000	Orthofix Medical Inc. *	1,171,200
60,000	Tactile Systems Technology Inc. *	830,400
		3,148,000	6.60%

Telegraph & Other Message Communications
7,200	Ziff Davis, Inc. *	274,320	0.57%

Telephone & Telegraph Apparatus
40,000	ADTRAN Holdings, Inc. *	375,200
3,000	Fabrinet (Thailand) *	1,093,860
		1,469,060	3.08%

Transportation Services
5,800	GATX Corp.	1,013,840	2.12%

Water, Sewer, Pipeline, Comm & Power Line Construction
5,000	Primoris Services Corporation	686,650	1.44%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	1,773,740	3.72%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
100,000	Owens & Minor, Inc. *	480,000	1.01%

Women's, Misses' and Juniors Outerwear
20,000	J.Jill, Inc.	343,000	0.72%

Wood Household Furniture, (No Upholstered)
40,000	MasterBrand, Inc. *	526,800	1.10%

Total for Common Stocks (Cost $19,999,648)		43,582,112	91.32%

REAL ESTATE INVESTMENT TRUSTS
10,450	Mid-America Apartment Communities Inc.	1,460,179	3.06%
Total for Real Estate Investment Trusts (Cost $292,494)

MONEY MARKET FUNDS
2,698,925	Goldman Sachs Financial Square Government Fund	2,698,925	5.65%
	Institutional Class - 3.99% **
Total for Money Market Funds (Cost $2,698,925)

Total Investment Securities		47,741,216	100.03%
	(Cost $22,991,067)

Liabilities in Excess of Other Assets		(16,244)	-0.03%

Net Assets		$ 47,724,972	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2025.